Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial instruments
Carrying amount of financial assets	€ 5,850,984	€ 5,287,266
Carrying amount of financial liabilities	16,531,225	15,734,923
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,909,498	10,252,907
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	72,144	105,640
Not classified
Financial instruments
Carrying amount of financial liabilities	5,549,583	5,376,376
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	684,981	731,993
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	684,981	731,993
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	101,867	95,401
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	101,867	95,401
Short-term debt
Financial instruments
Carrying amount of financial liabilities	1,385,031	79,270
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,385,031	79,270
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,133,409	7,808,460
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	7,173,798	6,764,681
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	234,609	1,404,640
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,133,409	7,808,460
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	4,597,085	4,492,287
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	4,597,085	4,492,287
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,628,852	2,527,512
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,604,210	1,537,783
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	72,144	105,640
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	952,498	884,089
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	3,567	1,667
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	3,567	1,667
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	3,567	1,667
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	10,944	39,281
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	10,944	39,281
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,944	39,281
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	61,200	66,359
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	61,200	66,359
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	61,200	66,359
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	948,931	882,422
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	948,931	882,422
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	948,931	882,422
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,604,210	1,537,783
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,604,210	1,537,783
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,422,430	4,149,163
FVPL - Assets
Financial instruments
Carrying amount of financial assets	828,043	601,003
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	403,115	354,865
Not classified
Financial instruments
Carrying amount of financial assets	197,396	182,235
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,407,958	1,081,539
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	564,020	300,367
Cash and cash equivalents | Level 2
Financial instruments
Fair value of financial assets	147	143
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	843,791	781,029
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	564,167	300,510
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,419,510	3,153,045
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,343,721	3,080,770
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	75,789	72,275
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	106,939	91,438
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	106,939	91,438
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	916,577	961,244
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	127,979	195,926
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	263,876	300,493
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	403,115	354,865
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	121,607	109,960
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	389	1,130
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	389	1,130
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	389	1,130
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	24,590	5,367
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	24,590	5,367
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	24,590	5,367
Equity investments
Financial instruments
Carrying amount of financial assets	260,238	248,650
Equity investments | Level 1
Financial instruments
Fair value of financial assets	42,282	11,911
Equity investments | Level 2
Financial instruments
Fair value of financial assets	58,641	48,221
Equity investments | Level 3
Financial instruments
Fair value of financial assets	159,315	188,518
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	162,641	191,739
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	97,597	56,911
Debt securities
Financial instruments
Carrying amount of financial assets	382,163	401,341
Debt securities | Level 1
Financial instruments
Fair value of financial assets	377,120	396,392
Debt securities | Level 2
Financial instruments
Fair value of financial assets	5,043	4,949
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	76,645	103,387
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	305,518	297,954
Other financial assets
Financial instruments
Carrying amount of financial assets	249,197	304,756
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	127,979	195,926
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 121,218	€ 108,830